Related Parties (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Related Party Transactions

(Dollars in thousands
Balance, January 1, 2015	$2,874
New loans and extensions to existing loans	268
Repayments and other reductions	(572)

Balance, December 31, 2015	$2,570